Exhibit 99.1

World Omni Auto Receivables Trust 2013-A
Monthly Servicer Certificate
April 30, 2016

Dates Covered
Collections Period	04/01/16 - 04/30/16
Interest Accrual Period	04/15/16 - 05/15/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/16	177,710,426.92	16,565
Yield Supplement Overcollateralization Amount 03/31/16	1,332,231.46	0
Receivables Balance 03/31/16	179,042,658.38	16,565
Principal Payments	9,570,363.26	420
Defaulted Receivables	212,939.19	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/16	1,201,168.17	0
Pool Balance at 04/30/16	168,058,187.76	16,131

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	18.00%

Prepayment ABS Speed	1.16%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.54%
Weighted Average APR, Yield Adjusted	4.31%
Weighted Average Remaining Term	29.41

Delinquent Receivables:
Past Due 31-60 days	3,119,085.57	227
Past Due 61-90 days	834,584.32	64
Past Due 91-120 days	66,967.31	11
Past Due 121+ days	0.00	0
Total	4,020,637.20	302

Total 31+ Delinquent as % Ending Pool Balance	2.39%

Recoveries	135,237.54

Aggregate Net Losses/(Gains) - April 2016	77,701.65

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.52%
Prior Net Losses Ratio	0.70%
Second Prior Net Losses Ratio	0.78%
Third Prior Net Losses Ratio	1.41%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.14%

Flow of Funds	$ Amount

Collections	10,214,138.63
Advances	4,311.45
Investment Earnings on Cash Accounts	3,674.41
Servicing Fee	(149,202.22)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,072,922.27

Distributions of Available Funds
(1) Class A Interest	97,932.46
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	405,269.59
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,246,969.57
(7) Distribution to Certificateholders	304,899.47
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,072,922.27

Servicing Fee	149,202.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 04/15/16	168,463,457.35
Principal Paid	9,652,239.16
Note Balance @ 05/16/16	158,811,218.19

Class A-1
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-2
Note Balance @ 04/15/16	0.00
Principal Paid	0.00
Note Balance @ 05/16/16	0.00
Note Factor @ 05/16/16	0.0000000%

Class A-3
Note Balance @ 04/15/16	54,572,457.35
Principal Paid	9,652,239.16
Note Balance @ 05/16/16	44,920,218.19
Note Factor @ 05/16/16	16.6371178%

Class A-4
Note Balance @ 04/15/16	94,934,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	94,934,000.00
Note Factor @ 05/16/16	100.0000000%

Class B
Note Balance @ 04/15/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 05/16/16	18,957,000.00
Note Factor @ 05/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	115,783.64
Total Principal Paid	9,652,239.16
Total Paid	9,768,022.80

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	29,105.31
Principal Paid	9,652,239.16
Total Paid to A-3 Holders	9,681,344.47

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1280947
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.6785433
Total Distribution Amount	10.8066380

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1077974
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.7490339
Total A-3 Distribution Amount	35.8568313

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	41.99
Noteholders' Principal Distributable Amount	958.01

Account Balances	$ Amount

Advances
Balance as of 03/31/16	27,125.18
Balance as of 04/30/16	31,436.63
Change	4,311.45

Reserve Account
Balance as of 04/15/16	2,311,742.39
Investment Earnings	685.65
Investment Earnings Paid	(685.65)
Deposit/(Withdrawal)	-
Balance as of 05/16/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39